Summary of Restricted Stock Units (Detail) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016		May 02, 2015
Number of Shares
Beginning Balance	1,438	2,055		3,127
Granted	547	692		291
Vested	(609)	(1,312)		(1,054)
Forfeited	(826)	(1,054)		(309)
Adjustment due to the Spin-Off of B&N Education		1,057
Ending Balance	550	1,438		2,055
Weighted Average Grant Date Fair Value, Per Share
Beginning Balance	$ 13.76	$ 15.62		$ 15.15
Granted	12.42	18.82	[1]	19.40
Vested	11.75	10.68	[1]	15.19
Forfeited	14.22	10.74	[1]	15.94
Adjustment due to the Spin-Off of B&N Education		0
Ending Balance	$ 13.96	$ 13.76		$ 15.62

[1]	Weighted average grant date fair value is calculated using the grant price prior to the Spin-Off and after the Spin-Off.